LVIP Global Income Fund
Schedule of Investments
March 31, 2023 (unaudited)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–4.58%
Germany–1.33%
Deutsche Bahn Finance GMBH 1.38% 3/3/34	EUR	6,272,000	$ 5,465,802
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	1,899,411
			7,365,213
Japan–1.13%
Sumitomo Mitsui Trust Bank Ltd. 0.01% 10/15/27	EUR	6,811,000	6,281,209
			6,281,209
Norway–1.01%
Equinor ASA 1.63% 2/17/35	EUR	6,479,000	5,640,713
			5,640,713
South Africa–0.00%
=@K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	0
			0
Sweden–1.11%
Svenska Handelsbanken AB 0.05% 9/6/28	EUR	6,949,000	6,182,238
			6,182,238
United States–0.00%
Sanchez Energy Corp. 7.75% 6/15/21		150,000	937
			937
Total Corporate Bonds (Cost $29,603,027)			25,470,310
LOAN AGREEMENT–0.03%
=@Onsite Rental Group Pty. Ltd. 6.10% 10/26/23		121,112	137,069
Total Loan Agreement (Cost $121,052)			137,069
ΔSOVEREIGN BONDS–47.05%
Australia–2.15%
Australia Government Bonds
0.25% 11/21/25	AUD	1,500,000	935,313
1.25% 5/21/32	AUD	4,400,000	2,470,783
1.75% 6/21/51	AUD	500,000	215,584
3.00% 3/21/47	AUD	3,600,000	2,103,182
3.25% 4/21/25	AUD	6,000,000	4,033,534
4.75% 4/21/27	AUD	3,100,000	2,210,428
			11,968,824
Austria–0.89%
Austria Government Bonds 6.25% 7/15/27	EUR	4,000,000	4,938,604
			4,938,604
Belgium–1.73%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	808,042
0.40% 6/22/40	EUR	8,250,000	5,597,410
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Belgium (continued)
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	3,600,000	$ 3,232,170
			9,637,622
Canada–2.15%
Canada Government Bonds
0.50% 12/1/30	CAD	7,494,000	4,651,681
1.00% 6/1/27	CAD	10,465,000	7,139,987
3.50% 12/1/45	CAD	200,000	157,583
			11,949,251
China–1.05%
China Government Bonds 2.68% 5/21/30	CNY	40,500,000	5,822,886
			5,822,886
Finland–0.61%
Finland Government Bonds 0.50% 9/15/27	EUR	3,459,000	3,412,469
			3,412,469
France–3.39%
French Republic Government Bonds O.A.T.
0.50% 5/25/25	EUR	3,600,000	3,720,397
0.50% 6/25/44	EUR	2,600,000	1,677,428
0.75% 5/25/52	EUR	2,600,000	1,537,870
1.25% 5/25/36	EUR	2,250,000	1,964,047
1.50% 5/25/31	EUR	10,026,297	9,945,115
			18,844,857
Germany–2.97%
Bundesrepublik Deutschland Bundesanleihe
0.25% 2/15/29	EUR	7,000,000	6,752,122
1.25% 8/15/48	EUR	1,650,000	1,427,202
2.50% 7/4/44	EUR	2,722,000	3,000,127
4.00% 1/4/37	EUR	4,150,000	5,327,088
			16,506,539
Italy–5.45%
Italy Buoni Poliennali Del Tesoro
1.45% 5/15/25	EUR	8,500,000	8,882,705
1.80% 3/1/41	EUR	2,950,000	2,202,381
2.00% 2/1/28	EUR	4,300,000	4,351,297
2.45% 9/1/33	EUR	2,500,000	2,335,373
2.95% 9/1/38	EUR	10,500,000	9,680,368
4.75% 9/1/44	EUR	2,500,000	2,841,878
			30,294,002
Japan–10.79%
Japan Government 10 yr Bond
0.10% 6/20/26	JPY	1,400,000,000	10,591,602
0.10% 3/20/28	JPY	1,081,900,000	8,147,964
0.60% 6/20/24	JPY	906,800,000	6,888,197
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	1,194,700,000	8,788,817
1.60% 6/20/30	JPY	300,000,000	2,479,375
1.90% 6/20/25	JPY	300,000,000	2,357,635
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	1,565,000,000	9,798,768
1.70% 9/20/44	JPY	1,200,000,000	10,089,761
LVIP Global Income Fund–1

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	$ 812,894
			59,955,013
Malaysia–1.01%
Malaysia Government Bonds
3.88% 3/14/25	MYR	9,600,000	2,202,795
3.90% 11/30/26	MYR	6,000,000	1,378,845
3.90% 11/16/27	MYR	2,750,000	632,534
4.18% 7/15/24	MYR	6,000,000	1,377,597
			5,591,771
Mexico–4.08%
Mexican Bonos
7.50% 6/3/27	MXN	75,000,000	3,944,742
7.75% 5/29/31	MXN	80,000,000	4,163,818
7.75% 11/13/42	MXN	95,000,000	4,596,113
8.00% 11/7/47	MXN	135,000,000	6,664,969
Mexico Bonos 7.75% 11/23/34	MXN	64,000,000	3,274,513
			22,644,155
Netherlands–0.92%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,481,315
2.75% 1/15/47	EUR	3,300,000	3,632,554
			5,113,869
New Zealand–3.05%
New Zealand Government Bonds
1.75% 5/15/41	NZD	12,000,000	5,036,850
2.00% 5/15/32	NZD	10,500,000	5,475,565
4.50% 4/15/27	NZD	10,200,000	6,416,508
			16,928,923
Norway–1.06%
Kommunalbanken AS 0.05% 10/24/29	EUR	6,579,000	5,861,312
			5,861,312
Republic of Korea–2.24%
Korea Treasury Bonds 0.88% 12/10/23	KRW	16,500,000,000	12,468,083
			12,468,083
United Kingdom–3.51%
United Kingdom Gilt
0.38% 10/22/30	GBP	3,000,000	2,960,886
1.25% 10/22/41	GBP	4,500,000	3,658,640
1.25% 7/31/51	GBP	9,200,000	6,317,489
4.25% 12/7/27	GBP	2,500,000	3,193,289
4.50% 9/7/34	GBP	2,500,000	3,353,231
			19,483,535
Total Sovereign Bonds (Cost $296,844,488)			261,421,715
SUPRANATIONAL BANKS–3.83%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	9,890,442
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	$ 11,361,333
Total Supranational Banks (Cost $24,898,342)			21,251,775
U.S. TREASURY OBLIGATIONS–43.08%
U.S. Treasury Bonds
1.13% 8/15/40		10,200,000	6,741,961
2.25% 5/15/41		12,000,000	9,530,156
2.50% 2/15/46		11,400,000	9,054,094
2.75% 8/15/42		10,000,000	8,509,375
3.13% 8/15/44		11,500,000	10,260,156
3.63% 8/15/43		8,000,000	7,765,000
3.63% 2/15/53		3,500,000	3,474,844
4.50% 5/15/38		7,300,000	8,095,586
5.38% 2/15/31		14,500,000	16,339,121
U.S. Treasury Notes
0.13% 2/15/24		9,263,000	8,901,888
0.88% 11/15/30		9,000,000	7,450,312
1.13% 2/15/31		8,000,000	6,736,562
1.25% 11/30/26		4,230,000	3,869,459
1.25% 8/15/31		27,000,000	22,647,305
1.63% 2/15/26		22,000,000	20,690,312
2.00% 2/15/25		930,000	894,108
2.00% 8/15/25		19,500,000	18,655,254
2.13% 7/31/24		1,500,000	1,455,937
2.13% 5/15/25		10,300,000	9,901,680
2.50% 5/15/24		18,500,000	18,092,422
2.75% 2/28/25		15,900,000	15,507,469
2.75% 2/15/28		22,100,000	21,228,086
4.13% 9/30/27		3,500,000	3,565,898
Total U.S. Treasury Obligations (Cost $258,248,513)			239,366,985

	Number of Shares
COMMON STOCK–0.02%
Fieldwood Energy, Inc.	900	127,125
=†Holdco Class A	1,232,692	0
=†K2016470219 South Africa Ltd.	7,273	0
Total Common Stock (Cost $106,326)		127,125
MONEY MARKET FUND–1.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	6,607,940	6,607,940
Total Money Market Fund (Cost $6,607,940)		6,607,940

LVIP Global Income Fund–2

LVIP Global Income Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.78% (Cost $616,429,688)	$554,382,919
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,216,663
NET ASSETS APPLICABLE TO 59,052,759 SHARES OUTSTANDING –100.00%	$555,599,582

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
@ PIK. 100% of the income received was in the form of additional par.
† Non-income producing.

The following foreign currency exchange contracts were outstanding at March 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(8,995,000)	USD	6,395,220	4/28/23	$376,499	$—
SSB	AUD	212,500	USD	(148,030)	4/28/23	—	(5,843)
SSB	AUD	(274,000)	USD	183,031	4/28/23	—	(307)
SSB	CAD	(16,090,500)	USD	12,028,832	4/28/23	118,308	—
SSB	CAD	395,000	USD	(294,679)	4/28/23	—	(2,292)
SSB	CAD	181,000	USD	(133,798)	4/28/23	182	—
SSB	CAD	(634,500)	USD	461,168	4/28/23	—	(8,502)
SSB	CHF	15,706,000	USD	(17,260,289)	4/28/23	—	(42,518)
SSB	CNY	(39,961,500)	USD	5,922,503	4/28/23	92,083	—
SSB	CNY	73,953,000	USD	(10,736,342)	4/28/23	53,470	—
SSB	EUR	(26,294,500)	USD	28,803,575	4/28/23	242,462	—
SSB	EUR	2,606,000	USD	(2,788,883)	4/28/23	41,758	—
SSB	EUR	(1,390,500)	USD	1,501,288	4/28/23	—	(9,075)
SSB	GBP	(6,750,500)	USD	8,385,761	4/28/23	53,493	—
SSB	GBP	78,000	USD	(96,454)	4/28/23	—	(177)
SSB	GBP	(508,500)	USD	618,142	4/28/23	—	(9,510)
SSB	GBP	526,500	USD	(633,297)	4/28/23	16,571	—
SSB	HUF	2,026,374,000	USD	(5,536,440)	4/28/23	194,020	—
SSB	HUF	(2,026,374,000)	USD	5,574,006	4/28/23	—	(156,454)
SSB	JPY	4,328,364,000	USD	(33,764,407)	4/28/23	—	(1,016,023)
SSB	MXN	(587,336,000)	USD	30,750,951	4/28/23	—	(1,665,070)
SSB	MXN	176,118,500	USD	(9,537,485)	4/28/23	182,778	—
SSB	NOK	56,929,500	USD	(5,641,842)	4/28/23	—	(197,236)
SSB	NZD	(9,820,000)	USD	6,373,213	4/28/23	232,510	—
SSB	NZD	235,000	USD	(148,991)	4/28/23	—	(2,038)
SSB	NZD	112,000	USD	(69,802)	4/28/23	234	—
SSB	NZD	(8,903,000)	USD	5,545,590	4/28/23	—	(21,690)
SSB	PLN	24,617,500	USD	(5,649,714)	4/28/23	43,576	—
SSB	PLN	(24,617,500)	USD	5,520,857	4/28/23	—	(172,433)
Total Foreign Currency Exchange Contracts						$1,647,944	$(3,309,168)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CHF–Swiss Franc
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
LVIP Global Income Fund–3

LVIP Global Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
HUF–Hungarian Forint
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PLN–Polish Zloty
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Global Income Fund–4

LVIP Global Income Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Global Income Fund–5

LVIP Global Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$25,470,310	$—*	$25,470,310
Loan Agreement	—	—	137,069	137,069
Sovereign Bonds	—	261,421,715	—	261,421,715
Supranational Banks	—	21,251,775	—	21,251,775
U.S. Treasury Obligations	—	239,366,985	—	239,366,985
Common Stock	—	127,125	—*	127,125
Money Market Fund	6,607,940	—	—	6,607,940
Total Investments	$6,607,940	$547,637,910	$137,069	$554,382,919
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,647,944	$—	$1,647,944
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,309,168)	$—	$(3,309,168)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
3. Subsequent Events
At a meeting held March 6-7, 2023, the Fund’s Board approved a proposal to change the Fund’s name. Effective May 1, 2023, the Fund’s name changed to LVIP Mondrian Global Income Fund.
LVIP Global Income Fund–6